Stock Options (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Stock option expenses		$ 106,370	$ 285,850
Unamortized stock option expense			$ 106,639
Warrants expired unexercised
Warrants were cancelled	36,667